Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Common stock, par value (in dollars per share)	$ 0.10	$ 0.10
Common stock, shares issued (in shares)	210,000,000	209,000,000
Common stock, shares outstanding (in shares)	186,852,000	201,859,000
Treasury stock (in shares)	23,000,000	7,000,000